Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.8%
Singapore Technologies Engineering Ltd.	7,626,800	$22,856,134

Airlines — 4.1%
Singapore Airlines Ltd.(a)(b)	6,121,367	24,675,299

Banks — 35.0%
DBS Group Holdings Ltd.	4,323,000	97,462,605
Oversea-Chinese Banking Corp. Ltd.	7,419,950	64,011,793
United Overseas Bank Ltd.	2,274,400	48,739,912
		210,214,310
Capital Markets — 4.0%
Singapore Exchange Ltd.	3,429,300	23,774,845

Diversified Telecommunication Services — 4.3%
Singapore Telecommunications Ltd.	13,620,868	25,671,695

Electronic Equipment, Instruments & Components — 3.2%
Venture Corp. Ltd.	1,465,500	19,083,648

Entertainment — 10.5%
Sea Ltd., ADR(a)(b)	764,355	63,181,584

Equity Real Estate Investment Trusts (REITs) — 13.1%
Ascendas Real Estate Investment Trust	13,507,894	27,469,233
CapitaLand Integrated Commercial Trust	9,373,194	14,949,343
Mapletree Commercial Trust	12,950,000	16,796,057
Mapletree Logistics Trust	16,200,713	19,345,653
		78,560,286
Food Products — 4.1%
Wilmar International Ltd.	8,146,300	24,784,397

Hotels, Restaurants & Leisure — 3.1%
Genting Singapore Ltd.	32,995,142	18,703,493

Industrial Conglomerates — 4.5%
Keppel Corp. Ltd.	5,428,000	27,173,308
Security	Shares	Value

Internet Software & Services — 2.5%
Grab Holdings Ltd., Class A(a)(b)	5,651,395	$15,032,711

Real Estate Management & Development — 7.6%
Capitaland Investment Ltd/Singapore	4,116,900	11,841,401
City Developments Ltd.	2,866,500	17,247,792
UOL Group Ltd.	3,053,800	16,553,216
		45,642,409
Total Common Stocks — 99.8%
(Cost: $670,594,220)		599,354,119

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	12,165,485	12,165,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	330,000	330,000
		12,495,485
Total Short-Term Securities — 2.1%
(Cost: $12,490,516)		12,495,485

Total Investments in Securities — 101.9%
(Cost: $683,084,736)		611,849,604

Liabilities in Excess of Other Assets — (1.9)%		(11,311,878)

Net Assets — 100.0%		$600,537,726

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,464,697	$—		$(8,314,427	)(a)	$12,252	$2,963	$12,165,485	12,165,485	$80,774	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	30,000	(a)	—		—	—	330,000	330,000	347		—
						$12,252	$2,963	$12,495,485		$81,121		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	126	06/29/22	$2,755	$45,626

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$78,214,295	$521,139,824	$—	$599,354,119
Money Market Funds	12,495,485	—	—	12,495,485
	$90,709,780	$521,139,824	$—	$611,849,604
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$45,626	$—	$45,626

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2